Note 7 - Commitments (Details Textual) - USD ($)			1 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended
	Jul. 20, 2020	Feb. 10, 2020	Jun. 30, 2017	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2016	Apr. 30, 2021	Sep. 30, 2020
Operating Lease, Expense					$ 25,592	$ 23,760
Ann Arbor, Michigan [Member]
Lessee, Operating Lease, Liability, to be Paid, Total				$ 15,120	15,120
Operating Leases, Rent Expense, Monthly					1,260
North Dakota State University Research Foundation [Member]
Reimbursement of Cost Relating to Research, Remaining Balance				93,578	93,578
Evonik Operations GmbH [Member]
Purchase Obligation, Total									$ 185,000
Payments for Research and Development, Supply Agreement	$ 92,500
Evonik Operations GmbH [Member] | Forecast [Member]
Purchase Obligation, Total								$ 92,500
North Dakota State University Research Foundation [Member]
Reimbursement of Cost Relating to Research, Maximum Amount			$ 190,000				$ 70,000
Increase in Reimbursement of Cost Relating to Research			$ 120,000
Business Development Consultant [Member]
Consulting Agreement, Term (Year)		1 year
Payments for Fee, Hourly				115
Consulting Fee					$ 52,000
Business Development Consultant [Member] | Maximum [Member]
Consulting Fee Per Day				$ 1,000